Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity File Number	000-51791
Entity Registrant Name	INNOVATIVE DESIGNS, INC.
Entity Central Index Key	0001190370
Entity Tax Identification Number	03-0465528
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	124 cherry St
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15223
City Area Code	813
Local Phone Number	517.8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false